Inventory - Components of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [Abstract]
Parts, materials and supplies	$ 72	$ 83
Coal	38	43
Emission credits	45	27
Natural gas	2	4
Total	$ 157	$ 157